Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Abstract]
Schedule of net income (loss) per share
	Three Months Ended March 31,
	2023	2022
Net income (loss)	$1,120,611	$(5,010)
Accretion of common stock to redemption value	(1,322,195)	—
Net loss including accretion of common stock to redemption value	(201,584)	$(5,010)

	For the Year Ended December 31, 2022	For the Period from March 16, 2021 (Inception) through December 31, 2021
Net Income	$1,233,352	$(3,559)
Accretion of common stock to redemption value	(29,388,057)	—
Net loss including accretion of common stock to redemption value	$(28,154,705)	$(3,559)

Schedule of basic and diluted net loss per common stock
	Three Months Ended March 31, 2023		Three Months Ended March 31, 2022
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net loss	$(155,110)	$(46,474)	$—	$(5,010)
Accretion of ordinary shares subject to possible redemption to redemption value	1,322,195	—	—	—
Allocation of net income (loss)	$1,167,085	$(46,474)	$—	$(5,010)

Denominator:
Basic and diluted weighted average shares outstanding	11,364,370	3,405,000	—	2,500,000
Basic and diluted net income (loss) per common stock	$0.10	$(0.01)	$—	$(0.00)

	For the Year Ended December 31, 2022		For the Period from March 16, 2021 (Inception) through December 31, 2021
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net loss	$(20,407,722)	$(7,746,983)	$—	$(3,559)
Accretion of ordinary shares subject to possible redemption to redemption value	29,388,057	—	—	—
Allocation of net income (loss)	$8,980,335	$(7,746,983)	$—	$(3,559)

Denominator:
Basic and diluted weighted average shares outstanding	8,526,027	3,236,568	—	—
Basic and diluted net income (loss) per common stock	$1.05	$(2.39)	$—	$—